LOANS PAYABLE - Disclosure of detailed information about fair value of derivative loan liability assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan Payable [Abstract]
Maturity date	May 10, 2027	May 10, 2027
Risk free interest rate	2.50%	2.72%
Share price	$ 4.93	$ 3.62
Expected volatility	50.00%	54.00%
Dividend yield	0.00%	0.00%
Conversion Price	$ 6	$ 6